FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CLP ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Operating segment
Number of operating segments | segment	4	4
Net sales	$ 2,618,437,052		$ 2,656,878,395	$ 2,216,732,593
Cost of sales	(1,601,997,255)		(1,628,701,823)	(1,375,392,773)
Distribution expenses	(227,807,179)		(253,514,676)	(199,952,373)
Administrative expenses	(431,295,515)		(429,517,716)	(348,949,863)
Financial income	31,396,167		39,722,410	7,791,869
Financial expenses	(65,288,352)		(59,547,953)	(52,992,456)
Share of entity in income of associates accounted for using the equity method, total	2,716,169		1,409,069	3,093,102
Income tax expense	(85,994,307)		(104,344,638)	(46,177,320)
Oher income (expenses)	(65,655,293)		(93,924,081)	(47,121,111)
Net income	174,511,487		128,458,987	157,031,668
Depreciation and amortization	112,771,324		119,365,431	104,775,303
Current assets	981,771,027		1,161,729,392	990,986,123
Non-current assets	1,939,749,862		1,848,971,215	1,955,120,524
Segment assets, total	2,921,520,889		3,010,700,607	2,946,106,647
Carrying amount in associates accounted for using the equity method, total	91,799,267		92,344,598	91,489,194
Segment disbursements of non-monetary assets	192,707,498		186,702,179	103,978,500
Current liabilities	692,871,296		949,245,134	529,567,279
Non-current liabilities	1,307,664,179		1,178,052,821	1,315,125,809
Segment liabilities, total	2,000,535,475		2,127,297,955	1,844,693,088
Cash flows (used in) provided by in Operating Activities	366,830,236		397,452,424	305,054,983
Cash flows (used in) provided by Investing Activities	(158,288,878)		(85,168,471)	(198,252,680)
Cash flows (used in) provided by Financing Activities	(187,126,798)	$ (187,126,798)	(286,963,382)	(115,319,514)
Geography Eliminations
Operating segment
Net sales	(3,098,177)		(4,690,725)	(3,992,530)
Cost of sales	3,428,177		4,690,725	3,992,530
Net income	330,000
Depreciation and amortization	(330,000)
Chile operation | Operating segments
Operating segment
Net sales	1,191,974,011		1,123,665,196	975,296,052
Cost of sales	(785,163,742)		(743,226,587)	(630,862,197)
Distribution expenses	(98,940,612)		(94,155,809)	(78,995,679)
Administrative expenses	(185,062,364)		(165,139,607)	(142,762,661)
Financial income	12,892,543		18,783,930	(2,936,819)
Financial expenses	(31,413,255)		(28,065,600)	(27,669,541)
Share of entity in income of associates accounted for using the equity method, total	320,225		1,743,656	2,799,437
Income tax expense	(27,867,269)		(38,497,541)	(15,756,620)
Oher income (expenses)	(40,422,909)		(83,536,145)	(29,072,689)
Net income	36,316,628		(8,428,507)	50,039,283
Depreciation and amortization	44,930,478		40,714,017	38,189,190
Current assets	537,875,316		564,695,230	626,277,188
Non-current assets	818,222,777		762,292,569	739,113,114
Segment assets, total	1,356,098,093		1,326,987,799	1,365,390,302
Carrying amount in associates accounted for using the equity method, total	49,790,788		53,869,983	52,519,831
Segment disbursements of non-monetary assets	98,330,718		85,998,605	18,636,178
Current liabilities	256,032,001		629,575,497	283,835,866
Non-current liabilities	965,276,582		600,735,999	743,108,008
Segment liabilities, total	1,221,308,583		1,230,311,496	1,026,943,874
Cash flows (used in) provided by in Operating Activities	196,897,114		255,357,664	181,679,320
Cash flows (used in) provided by Investing Activities	(224,464,143)		15,619,565	(108,283,362)
Cash flows (used in) provided by Financing Activities	19,739,413		(283,394,600)	(111,533,388)
Argentina operation | Operating segments
Operating segment
Net sales	460,337,955		688,704,911	536,955,468
Cost of sales	(234,814,106)		(367,879,756)	(296,090,157)
Distribution expenses	(60,925,828)		(98,238,512)	(78,019,531)
Administrative expenses	(98,996,057)		(133,696,312)	(110,329,089)
Financial income	8,497,135		9,853,565	5,011,888
Financial expenses	(6,174,445)		(1,628,221)	(577,941)
Income tax expense	(25,000,923)		(38,651,371)	(25,697,558)
Oher income (expenses)	(20,238,217)		(20,652,710)	(10,652,582)
Net income	22,685,514		37,811,594	20,600,498
Depreciation and amortization	23,055,893		33,442,921	32,863,821
Current assets	86,006,922		141,715,280	117,319,226
Non-current assets	192,749,170		251,248,261	216,757,538
Segment assets, total	278,756,092		392,963,541	334,076,764
Segment disbursements of non-monetary assets	24,421,786		40,479,269	33,789,235
Current liabilities	107,654,447		138,572,190	101,832,549
Non-current liabilities	23,188,614		24,584,021	20,388,886
Segment liabilities, total	130,843,061		163,156,211	122,221,435
Cash flows (used in) provided by in Operating Activities	32,330,115		59,379,474	55,490,096
Cash flows (used in) provided by Investing Activities	(24,421,513)		(40,479,269)	(33,789,408)
Cash flows (used in) provided by Financing Activities	3,911,735		(41,768)	(940,318)
Brazil operation | Operating segments
Operating segment
Net sales	745,382,614		636,859,882	539,257,423
Cost of sales	(460,648,667)		(403,695,516)	(361,323,450)
Distribution expenses	(55,074,448)		(48,572,718)	(33,458,924)
Administrative expenses	(116,836,812)		(100,060,355)	(71,995,712)
Financial income	9,251,681		10,307,344	5,327,527
Financial expenses	(27,700,652)		(29,854,132)	(24,744,974)
Share of entity in income of associates accounted for using the equity method, total	2,395,944		(334,587)	293,665
Income tax expense	(27,122,886)		(21,342,331)	82,395
Oher income (expenses)	(1,651,128)		10,213,711	(7,834,863)
Net income	67,995,646		53,521,298	45,603,087
Depreciation and amortization	31,384,619		31,888,435	23,647,789
Current assets	276,111,516		383,021,238	183,268,173
Non-current assets	651,665,020		566,116,288	720,101,674
Segment assets, total	927,776,536		949,137,526	903,369,847
Carrying amount in associates accounted for using the equity method, total	42,008,479		38,474,615	38,969,363
Segment disbursements of non-monetary assets	50,018,391		42,173,211	30,171,387
Current liabilities	284,887,152		140,642,493	109,691,047
Non-current liabilities	300,646,803		536,281,288	534,386,761
Segment liabilities, total	585,533,955		676,923,781	644,077,808
Cash flows (used in) provided by in Operating Activities	118,389,616		58,391,224	36,121,074
Cash flows (used in) provided by Investing Activities	110,533,381		(42,173,211)	(32,875,359)
Cash flows (used in) provided by Financing Activities	(209,887,714)		(3,064,412)	(2,455,073)
Paraguay operation | Operating segments
Operating segment
Net sales	223,840,649		212,339,131	169,216,180
Cost of sales	(124,798,917)		(118,590,689)	(91,109,499)
Distribution expenses	(12,866,291)		(12,547,637)	(9,478,239)
Administrative expenses	(30,400,282)		(30,621,442)	(23,862,401)
Financial income	754,808		777,571	389,273
Income tax expense	(6,003,229)		(5,853,395)	(4,805,537)
Oher income (expenses)	(3,343,039)		51,063	439,023
Net income	47,183,699		45,554,602	40,788,800
Depreciation and amortization	13,730,334		13,320,058	10,074,503
Current assets	81,777,273		72,297,644	64,121,536
Non-current assets	277,112,895		269,314,097	279,148,198
Segment assets, total	358,890,168		341,611,741	343,269,734
Segment disbursements of non-monetary assets	19,936,603		18,051,094	21,381,700
Current liabilities	44,297,696		40,454,954	34,207,817
Non-current liabilities	18,552,180		16,451,513	17,242,154
Segment liabilities, total	62,849,876		56,906,467	51,449,971
Cash flows (used in) provided by in Operating Activities	19,213,391		24,324,062	31,764,493
Cash flows (used in) provided by Investing Activities	(19,936,603)		(18,135,556)	(23,304,551)
Cash flows (used in) provided by Financing Activities	$ (890,232)		$ (462,602)	$ (390,735)